Investments in associates and joint venture - Statements of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates and joint ventures
Current assets	$ 838,362	$ 577,762
Non-current assets	4,209,541	3,956,037
Current liabilities	(479,738)	(441,605)
Non-current liabilities	(1,008,464)	(922,983)
Equity	3,559,701	3,169,211	$ 3,162,941	$ 2,538,531
Equity, adjusted	3,559,701	3,169,211	3,162,941	2,538,531
Sales of goods	1,154,605	823,845	824,802
Net profit from continued operations	416,263	32,682	602,935
Share in results	189,847	152,225	176,270
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Current assets	1,875,841	1,789,427
Non-current assets	6,158,620	6,141,483
Current liabilities	(527,450)	(460,991)
Non-current liabilities	(723,526)	(789,545)
Equity	6,783,485	6,680,374	6,651,427	6,127,006
Equity, adjusted	6,783,485	6,680,374	6,651,427	$ 6,127,006
Net profit from continued operations	$ 953,177	$ 778,964	$ 925,353